Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2012 MXN ($)
Disclosure of commitments and contingencies [line items]
Fine imposed on sanction procedure initiated by triggered breach				$ 2,543,937
Monetary correction in a total amount of regulatory matters		$ 15,738,670	R$ 4,100,000
Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	$ 41,974,641					R$ 10,934,598
Provision for taxes other than income tax [member] | Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,101,862					808,050
Provision for taxes other than income tax [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,319,251					864,681
Provision for taxes other than income tax [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Provision	4,993,865					1,300,926
Provision for taxes other than income tax [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,428,756					372,198
Provision for taxes other than income tax [member] | Alleged Underpayment Of Obligations [Member]
Disclosure of commitments and contingencies [line items]
Provision	656					171
Provision for taxes other than income tax [member] | Alleged Nonpayment Of Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	46,947					12,230
Provision for taxes other than income tax [member] | Alleged Underpayment Of IRRF and CIDE Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Provision	108,877					28,363
Provision for taxes other than income tax [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Provision	$ 3,826,631					996,856
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%
Related matters [member] | Provision for taxes other than income tax [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 17,643,740					4,596,280
Tax contingent liability [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	20,151,371					5,249,530
Tax contingent liability [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	14,991,233					3,905,289
Tax contingent liability [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	11,476,895					2,989,787
Tax contingent liability [member] | Alleged Underpayment Of Obligations [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,410,628					1,148,990
Tax contingent liability [member] | Alleged Nonpayment Of Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,688,790					439,938
Tax contingent liability [member] | Alleged Underpayment Of IRRF and CIDE Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,183,953					1,089,940
Tax contingent liability [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	3,848,354					1,002,515
Tax contingent liability [member] | Related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	119,231,362					31,060,349
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	12,921,410					3,366,090
Provision for Monetary correction in a total amount of regulatory matters [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 2,625,671					R$ 684,000
Mexican tax administration service [member] | Previous IFRS [member]
Disclosure of commitments and contingencies [line items]
Consolidated tax loss					$ 8,556,000
Mexican tax administration service [member] | Tax contingent liability [member]
Disclosure of commitments and contingencies [line items]
Tax assessment related to tax return					$ 529,700
Mexican tax administration service [member] | Tax contingent liability [member] | America Central Tel, S.A de C.V [member]
Disclosure of commitments and contingencies [line items]
Tax assessment for alleged tax improprieties							$ 1,400,000